091-09481-fm

For Internal Use Only
Sec File No. 9-

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2010 JUL 28 AM 5:52
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10048120

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
AMENDED FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
EDGA Exchange, Inc

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
Western Asset/Legg Mason

3. Class of New Derivative Securities Product:
Closed-End Fund

4. Name of Underlying Instrument:
EHI: Foreign (Non) Investment Grade & High Yield Bonds, Mortgage Backed Bonds; EMD: Foreign (Non) Investment Grade & High Yield Bonds; ESD: (Non) Investment Grade & High Yield Bonds; GDF: Foreign (Non) Investment Grade & High Yield Bonds; GDO: US and Foreign Corporate Debt; GFY: US & Foreign Mortgage Backed, High Yield, & Investment Grade Bonds; HIF: Foreign (Non) Investment Grade & High Yield Bonds; HIO: Foreign (Non) Investment Grade & High Yield Bonds; HIX: Foreign (Non) Investment Grade & High Yield Bonds; IMF: US & Foreign Corporate & Governments Bonds

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-based:
N/A

6. Ticker Symbol(s) of New Derivative Securities Product:
EHI, EMD, ESD, GDF, GDO, GFY, HIF, HIO, HIX, IMF

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:

EHI: Russia, Brazil, Mexico, Venezuela, Colombia; EMD: Russia, Brazil, Mexico, Venezuela, Turkey; ESD: Russia, Brazil, Mexico, Venezuela, Turkey; GDF: Brazil, Russia, Turkey, Venezuela, Mexico; GDO: US, UK, Netherlands, France, Brazil; GFY: Brazil, Russia, Mexico, Thailand, India; HIF: Russia, Brazil, Mexico, Thailand, Turkey; HIO: Russia, Mexico, Thailand, South Africa, Indonesia; HIX: Brazil, Mexico, Russia, Thailand, Turkey; IMF: US, Australia, Russia, Mexico, Caymen Islands

(Please note, underlying components may trade on additional exchanges in countries/regions not mentioned here.)

8. Settlement Methodology of New Derivative Securities Product:
T+3, Physical Settlement

9. Position Limits of New Derivative Securities Product (if applicable):
Not Applicable

Part II **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:	**Eric W Hess**
Title:	**General Counsel**
Telephone Number:	**201-942-8239**
Manual Signature of Official Responsible for Form:	Eric W Hess
Date:	**26-Jul-10**

Act	**Securities Exchange Act of 1934**
Section	**19b-4**
Rule	**19b-4(e)**
Public Availability:	JUL 28 2010

RECEIVED
2010 JUL 28 AM 5:48
SEC / TM

DirectEdge

July 26, 2010

Ms. Gail S. Jackson
Paralegal Specialist
U.S. Securities and Exchange Commission
Division of Trading and Markets
100 F Street, NE – Room 6628
Washington, DC 20549

Dear Ms. Jackson:

Enclosed please find 19-b4(e) filings for EDGA Exchange, Inc. and four copies, as requested. Should you have any questions about the documents enclosed, please contact Rebecca Taveirne at 201-942-8284.

Thank you very much.

Edgar Ortega
Legal Assistant

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	JUL 28 2010